Business Combinations (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following is the purchase price allocation for Fermacell:

(Millions of US dollars)
Cash and cash equivalents	$76.9
Accounts and other receivable	43.7
Inventories	39.7
Other assets	4.1
Property, plant and equipment	230.3
Intangible assets	187.0
Accounts payable	(40.5)
Other liabilities	(41.2)
Deferred tax liabilities	(84.4)
Net assets acquired	$415.6
Goodwill	220.0
Total consideration	$635.6

Schedule of Indefinite and Finite-Lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the estimated fair value of acquired identifiable intangible assets:

(Millions of US dollars)	Estimated remaining useful life (years)	Fair Value
Trade name	Indefinite	$126.8
Customer relationships	13	57.8
Other intangible assets	2 - 13	2.4
Total		$187.0

Business Acquisition, Pro Forma Information
James Hardie Industries Consolidated Pro Forma

	Years Ended 31 March
	2019	2018
(Millions of US dollars)	(Unaudited)	(Unaudited)
Net sales	$2,506.6	$2,367.0
Income before income taxes	329.7	203.6

Europe Building Products Pro Forma

	Years Ended 31 March
	2019	2018
(Millions of US dollars)	(Unaudited)	(Unaudited)
Net sales	$368.3	$348.8
Income before income taxes	39.1	29.0